Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Entity Addresses [Line Items]
Document Registration Statement	false
Entity Registrant Name	VIQ SOLUTIONS INC.
Entity Central Index Key	0001777765
Document Type	20-F
Document Period End Date	Dec. 31, 2021
Entity File Number	001-40717
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Document Accounting Standard	International Financial Reporting Standards
Entity Common Stock, Shares Outstanding	29,881,717
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	5915 Airport Road
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Mississauga
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	L4V 1T1
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Trading Symbol	VQS
Title of 12(b) Security	Common Shares (no par value per share)
Security Exchange Name	NASDAQ
Trading Symbol	VQS
Auditor Name	KPMG LLP	MNP LLP
Auditor Firm ID	85	1930
Auditor Location	Vaughan, Canada	Toronto, Canada
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	5915 Airport Road
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Mississauga
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	L4V 1T1
City Area Code	905
Local Phone Number	948-8266
Contact Personnel Name	Sebastien Paré